8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2018 USD ($)
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 30,270,450
Based on Maturity Date | 2018
Amount Maturing or Redeemable at Option of Holder	7,226,869
Based on Maturity Date | 2019
Amount Maturing or Redeemable at Option of Holder	5,715,965
Based on Maturity Date | 2020
Amount Maturing or Redeemable at Option of Holder	8,285,313
Based on Maturity Date | 2021
Amount Maturing or Redeemable at Option of Holder	9,042,303
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	30,270,450
Based on Interest Adjustment Period | 2018
Amount Maturing or Redeemable at Option of Holder	18,031,028
Based on Interest Adjustment Period | 2019
Amount Maturing or Redeemable at Option of Holder	7,404,605
Based on Interest Adjustment Period | 2020
Amount Maturing or Redeemable at Option of Holder	2,761,694
Based on Interest Adjustment Period | 2021
Amount Maturing or Redeemable at Option of Holder	$ 2,073,123